PROPERTY AND EQUIPMENT (SCHC)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SCHC
PROPERTY AND EQUIPMENT
Note 3.	PROPERTY AND EQUIPMENT

Property and equipment consists of the following at June 30:

	2014	2013

Computer equipment and software	$122,276	$123,008
Furniture and fixtures	58,048	90,619
Medical equipment	2,048,116	4,153,086
Leasehold improvements	383,420	357,650
	2,597,722	4,724,363
Less accumulated depreciation	(2,014,990)	(3,788,522)

	$596,870	$935,841

Depreciation for the six months ended June 30, 2014 and 2013, were $156,288 and $252,692, respectively.

Note 3.	PROPERTY AND EQUIPMENT

Property and equipment consists of the following at December 31:

	2013	2012

Computer equipment and software	$113,189	$107,274
Furniture and fixtures	48,094	86,923
Medical equipment	2,046,219	4,151,189
Leasehold improvements	383,420	357,650
	2,590,922	4,703,036
Less accumulated depreciation	(1,853,385)	(3,530,512)

Property and equipment, net	$737,537	$1,172,524

Depreciation for the years ended December 31, 2013 and 2012, was $508,778 and $641,891, respectively.